UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10549

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
	July 31, 2010

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 19.0% (12.8% of Total Investments)
$ 1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	$ 1,045,680
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
800	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	758,856
	Immaculata University, Series 2005, 5.500%, 10/15/25
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	691,186
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
325	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College,	10/11 at 100.00	BBB	327,629
	Series 2001, 6.000%, 10/01/31
450	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern Univsersity, Series	10/16 at 100.00	N/R	393,566
	2006, 4.500%, 10/01/27 – RAAI Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
340	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A1	363,276
165	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A1	175,311
1,435	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	A1	1,582,977
	2003, 5.250%, 8/01/17 – FGIC Insured
180	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon	5/17 at 100.00	N/R	166,500
	University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB+	204,094
	University, Series 2010, 5.625%, 4/01/40
80	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	76,526
	RAAI Insured
1,050	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa2	1,102,910
	Higher Education, Series 2008AH, 5.000%, 6/15/33
285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	279,269
	2006, 4.750%, 5/01/31
610	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A+	627,702
	2007A, 5.000%, 5/01/37 – NPFG Insured
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	865,680
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/13 at 102.00	BB	435,761
	Learning Partners, Series 2005A, 5.375%, 7/01/36
120	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	121,802
	School Project, Series 2010, 6.000%, 8/01/35
270	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BBB–	268,024
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
1,000	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,100,650
	Bucknell University, Series 2002A, 5.250%, 4/01/20
10,360	Total Education and Civic Organizations			10,587,399
	Health Care – 14.5% (9.8% of Total Investments)
625	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa3	535,700
	General Hospital, Series 2005A, 5.125%, 4/01/35
675	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	Ca	653,670
	2005, 6.000%, 11/15/16
300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Baa2	305,073
	Center Project, Series 2010A, 7.000%, 7/01/27
95	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	BBB+	87,821
	2007, 5.000%, 11/01/37 – CIFG Insured
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	No Opt. Call	A2	837,188
	Hospital Project, Series 2010, 5.375%, 7/01/42
270	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	239,393
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/12 at 101.00	BB+	570,342
	Hospital Project, Series 2002, 5.900%, 11/15/28
740	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AAA	750,597
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
1,155	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AAA	1,170,685
	Series 2007, 5.000%, 11/01/37 – AGC Insured
160	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A–	158,053
	Series 2007, 5.125%, 1/01/37
175	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	181,512
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
300	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	301,131
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
245	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System,	12/17 at 100.00	A+	159,899
	Series 2007, 1.191%, 12/01/31 – AMBAC Insured
1,450	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	A3	1,502,867
	Project, Series 2002, 6.250%, 6/01/22
	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001:
25	6.150%, 1/01/21	1/12 at 100.00	BBB	25,385
600	6.250%, 1/01/32	1/12 at 100.00	BBB	603,348
8,250	Total Health Care			8,082,664
	Housing/Multifamily – 1.9% (1.3% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	No Opt. Call	BBB–	202,824
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB+	738,848
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured
120	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	103,175
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
1,120	Total Housing/Multifamily			1,044,847
	Housing/Single Family – 6.8% (4.6% of Total Investments)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A:
230	4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	231,700
235	4.950%, 10/01/26 (Alternative Minimum Tax) (UB)	4/15 at 100.00	AA+	236,736
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A:
385	5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	387,052
385	5.150%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	387,052
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A:
250	4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	248,868
250	4.900%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	248,868
1,100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,095,413
	4.600%, 10/01/27 (Alternative Minimum Tax) (UB)
465	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	453,551
	4.850%, 10/01/31 (Alternative Minimum Tax) (UB)
500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008-103-C,	10/17 at 100.00	AA+	524,740
	5.450%, 10/01/38
3,800	Total Housing/Single Family			3,813,980
	Industrials – 5.7% (3.8% of Total Investments)
3,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	A1	3,174,360
	2002, 5.500%, 7/01/19 – AMBAC Insured
	Long-Term Care – 8.9% (6.0% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
250	5.750%, 1/01/27	1/17 at 100.00	N/R	220,988
400	5.750%, 1/01/37	1/17 at 100.00	N/R	331,848
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	1,029,770
	Ministries Project, Series 2009, 6.375%, 1/01/39
300	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	264,660
	Ministries, Series 2007, 5.000%, 1/01/36
205	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes	11/16 at 100.00	A	205,748
	Project, Series 2006, 5.000%, 11/01/36
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	185,039
	Series 2008A, 6.375%, 7/01/30
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	685,847
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human
	Services Inc., Series 1998A:
1,260	5.250%, 6/01/14	12/10 at 100.00	BB	1,244,653
50	5.125%, 6/01/18	12/10 at 100.00	BB	45,477
750	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	Baa1	755,408
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured
5,185	Total Long-Term Care			4,969,438
	Materials – 4.3% (2.9% of Total Investments)
400	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	BB	407,476
	Steel Corporation, Series 2005, 5.500%, 11/01/16
280	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	283,360
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,000	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	No Opt. Call	BBB+	1,046,830
	Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/10 at 100.00	N/R	643,560
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
2,430	Total Materials			2,381,226
	Tax Obligation/General – 20.3% (13.7% of Total Investments)
1,740	Butler County, Pennsylvania, Butler Area School District, General Obligation Bonds, Series	10/12 at 100.00	A	1,784,405
	2002A, 5.375%, 10/01/26 – FGIC Insured
4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	AA–	4,470,560
	Series 2002, 5.750%, 7/01/17 (UB)
	Greensburg Salem School District, Westmoreland County, Pennsylvania, General Obligation
	Refunding Bonds, Series 2002:
725	5.375%, 9/15/15 – FGIC Insured	9/12 at 100.00	A+	787,459
1,000	5.375%, 9/15/16 – FGIC Insured	9/12 at 100.00	A+	1,086,150
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aa3	392,490
	6/01/34 – FGIC Insured
950	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds,	7/15 at 100.00	AAA	974,273
	Series 2005, 5.000%, 7/15/35 – AGM Insured
225	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AAA	255,929
2,510	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	A	788,742
	0.000%, 1/15/32 – FGIC Insured
180	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	A	170,545
	5.000%, 9/15/33 – FGIC Insured
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AA	620,670
	NPFG Insured
12,305	Total Tax Obligation/General			11,331,223
	Tax Obligation/Limited – 26.1% (17.7% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	No Opt. Call	N/R	948,840
	Project, Series 2004, 5.600%, 7/01/23
1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AAA	1,572,585
	Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured
2,000	Grove City Area Hospital Authority, Mercer County, Pennsylvania, Revenue Bonds, County	3/12 at 100.00	A	2,155,560
	Guaranteed, Woodland Place Project, Series 2002, 5.400%, 3/01/31 – FGIC Insured
4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J,	9/11 at 100.00	Baa1	3,921,680
	5.000%, 9/01/22 – NPFG Insured
485	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/18 at 100.00	AA	506,471
	5.000%, 12/01/32 – NPFG Insured
1,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AAA	1,414,980
	7/15/18 – AGM Insured
	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood
	Transformation Initiative, Series 2002A:
1,000	5.500%, 4/15/18 – FGIC Insured	4/12 at 100.00	A1	1,045,930
1,750	5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	A1	1,810,078
800	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A	816,616
	7/01/33 – NPFG Insured
710	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	A3	169,456
	0.000%, 7/01/32 – FGIC Insured
250	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	220,598
	Increment Bonds, Series 2006A, 5.450%, 7/01/35
14,695	Total Tax Obligation/Limited			14,582,794
	Transportation – 8.9% (6.0% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	142,503
	Series 2003, 5.250%, 7/01/17
720	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	732,146
	5.000%, 1/01/40
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB+	1,010,660
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
875	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Motor License	No Opt. Call	Aa3	667,240
	Special Fund, Series 2010A-2, 0.000%, 12/01/34
670	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	Aa3	716,578
	AMBAC Insured
1,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	778,310
	6/01/33 – AGM Insured
1,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Baa3	915,020
	Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)
5,395	Total Transportation			4,962,457
	U.S. Guaranteed – 19.0% (12.8% of Total Investments) (4)
100	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	104,602
	Allegheny Health System, Series 2000B, 9.250%, 11/15/22 (Pre-refunded 11/15/10)
1,155	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennswood Village	10/12 at 101.00	N/R (4)	1,292,179
	Project, Series 2002A, 6.000%, 10/01/34 (Pre-refunded 10/01/12)
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,	1/13 at 101.00	N/R (4)	1,158,430
	Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)
1,100	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2002B, 0.000%, 11/15/21	11/12 at 57.97	N/R (4)	625,790
	(Pre-refunded 11/15/12) – MBIA Insured
70	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	Aa3 (4)	72,548
	Series 2001A, 6.000%, 1/15/31 (Pre-refunded 1/15/11)
2,945	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.500%, 7/15/33	7/11 at 101.00	Aa3 (4)	3,123,820
	(Pre-refunded 7/15/11) – AMBAC Insured
315	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	N/R (4)	371,908
	Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)
1,650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	1,878,624
	5.250%, 8/01/20 (Pre-refunded 8/01/13) – AGM Insured
55	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	Aaa	68,397
	MBIA Insured (ETM)
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	1,616,910
	2/01/31 (Pre-refunded 2/01/12) – AGM Insured
225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	263,197
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
10,115	Total U.S. Guaranteed			10,576,405
	Utilities – 2.9% (1.9% of Total Investments)
225	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/12 at 100.00	B1	232,505
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	146,111
	5.000%, 9/01/26 – AGM Insured
1,240	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	1,216,427
	AMBAC Insured
1,610	Total Utilities			1,595,043
	Water and Sewer – 9.9% (6.7% of Total Investments)
4,500	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	AA–	4,522,769
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – NPFG Insured (Alternative
	Minimum Tax)
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	608,561
	2004, 5.000%, 7/15/22 – AGM Insured
400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A	414,291
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
5,500	Total Water and Sewer			5,545,621
$ 83,765	Total Investments (cost $80,509,649) – 148.2%			82,647,457
	Floating Rate Obligations – (8.0)%			(4,455,000)
	Other Assets Less Liabilities – 1.1%			564,208
	Auction Rate Preferred Shares, at Liquidation Value – (41.3)% (5)			(23,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 55,756,665

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$82,647,457	$—	$82,647,457

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $76,432,776.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$3,439,612
Depreciation	(1,680,109)
Net unrealized appreciation (depreciation) of investments	$1,759,503

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 23, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 23, 2010